Share-Based Payments - Narrative (Details) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance	5,264,155
Options granted in period gross	0	370,000	955,000
Forfeiture period for share-based payments	4 years
Aggregate intrinsic value	$ 12,500,000
Average remaining contractual term	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0
Intrinsic value of options exercised		$ 100,000	$ 1,900,000
Closing market price (in dollars per share)	$ 126.72
Compensation costs for stock options	$ 22,000,000	34,600,000	23,500,000
Related income tax benefit	7,200,000	10,200,000	8,000,000
Unrecognized compensation expense	$ 1,000,000
Weighted-average period of recognition	3 years 6 months
Cash received from option exercises	$ 0	100,000	800,000
Equity instruments other than options vested in period weighted average grant date fair value total value	24,600,000	18,700,000	28,600,000
Fair value of equity awards other than stock options vesting	$ 32,700,000	$ 24,400,000	$ 43,400,000
Restricted stock, vesting period (in Years)	1 year
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeiture period for share-based payments		10 years	10 years
Weighted average fair value of stock options granted		$ 18.67	$ 21.68
Compensation costs for stock options	$ (1,000,000)	$ 8,100,000	$ 1,200,000
Related income tax benefit	$ (400,000)	$ 3,000,000	$ 400,000
Weighted-average period of recognition	1 year
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	1 year
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for share-based payments	3 years
Restricted Shares And Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock, vesting period (in Years)	4 years